ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts
Balance at beginning of period	¥ 3,290	¥ 1,103	¥ 3,347
Additions	6,705	3,792	1,804
Write-offs	(3,851)	(1,605)	(4,048)
Balance at end of period	¥ 6,144	¥ 3,290	¥ 1,103